Organization and Description of Business (Details) $ / shares in Units, shares in Thousands			1 Months Ended			3 Months Ended			6 Months Ended					12 Months Ended
	Feb. 27, 2026 USD ($)	Feb. 26, 2026 USD ($) Bitcoin	Jun. 30, 2026 USD ($) Bitcoin	Feb. 28, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Mar. 17, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares		Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)		Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026	Jun. 30, 2026 Bitcoin	Feb. 25, 2026	Feb. 05, 2026	Dec. 31, 2025 $ / shares	Dec. 31, 2025	Dec. 31, 2025 Bitcoin	Dec. 16, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 09, 2025 USD ($)	Oct. 01, 2025	Mar. 31, 2025 USD ($)	Feb. 14, 2025 $ / shares	Feb. 14, 2024 $ / shares	Dec. 31, 2023 USD ($)
Subsidiary, Sale of Stock [Line Items]
Par value per share (in Dollars per share) | $ / shares															$ 0.0001	$ 0.0001					$ 0.0001
Cash and cash equivalents			$ 28,386,785			$ 28,386,785			$ 28,386,785		$ 7,652,203			$ 7,652,203	$ 18,330,359													$ 28,400,000
Working capital											(3,000,000)			(3,000,000)														$ 17,800,000
Operating income (Loss)						(7,768,634)		$ (6,325,518)	(15,598,947)			$ (15,825,887)		(27,730,970)	(5,813,921)
Accumulated deficit			(209,758,447)			(209,758,447)			(209,758,447)		(170,938,984)			(170,938,984)	(101,348,522)
SAFE notes			98,700,000			98,700,000			98,700,000		98,700,000			98,700,000
Loss on extinguishment of debt								(9,612,199)	(4,005,132)			(9,612,199)		(9,612,199)
Fair value adjustments on convertible debt instruments			4,000,000			4,000,000			4,000,000		900,000			900,000
Crypto asset, number of units															1,094		271	271				1,606	1,606
Bitcoin investment treasury			25,700,000			25,700,000			25,700,000		118,800,000			118,800,000	$ 67,900,000
Crypto asset number of restricted units																						1,000
Newly issues share value of stock									3,009,021					$ 4,315,270
Sale of common stock (in Shares) | shares														1,420
Gross proceeds from sale of common stock									3,262,213					$ 4,369,210	(1,646,875)
Credit facility											10,000,000			10,000,000
Bitcoin sold				$ 14,400,000
Proceeds from sale of treasury stock			44,700,000
Repayments of lines of credit									20,000,000
Fair value of customer digital assets			$ 15,860,313			15,860,313			15,860,313		140,531,660			140,531,660	$ 102,138,351
Amortization of deferred issuance costs									$ 167,539					53,941
Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Number of bitcoins sold			632						632
Proceeds from sale of treasury stock									$ 44,700,000
Proceeds from treasury stock (in Dollars per share) | $ / shares									$ 70,800
Repayments of lines of credit			$ 20,000,000						$ 20,000,000
Unrestricted cash			24,700,000			24,700,000			24,700,000
Credit Facility [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset number of restricted units																						200
June 2025 Amended Investor Note [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount											20,000,000			20,000,000
Conversion price (in Dollars per share) | $ / shares																					9
March 2025 Investor Note [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount											46,300,000			46,300,000
Conversion price (in Dollars per share) | $ / shares																					$ 12.5
Two Prime Credit Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Interest rate																											8.50%
February 2026 Investor Note [Member]
Subsidiary, Sale of Stock [Line Items]
Interest rate																			10.00%
February 2026 Investor Note [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of debt securities		$ 13,000,000
Fold's Assets as Collateral [Member] | December 2024 Senior Secured Investor Note [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units																						300
Fold's Assets as Collateral [Member] | March 2025 Investor Note [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units	27.5	500		200																		500
Fair value of customer digital assets		$ 34,000,000
Fold's Assets as Collateral [Member] | Two Prime Credit Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units | Bitcoin																		281
Fold's Assets as Collateral [Member] | Two Prime Credit Facility [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units | Bitcoin																		430
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units		500																		50
Bitcoin investment treasury restricted							$ 71,900
Principal amount	$ 20,000,000
Repayment of note	$ 27,500,000
Bitcoin sold							$ 14,400,000
Subsequent Event [Member] | Fold's Assets as Collateral [Member] | March 2025 Investor Note [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units	200	500
Repayment of note		$ 27,500,000
Fold Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Par value per share (in Dollars per share) | $ / shares																													$ 0.0001	$ 0.0001
Master Loan Agreement [Member] | Credit Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Credit facility											10,000,000			10,000,000
Master Loan Agreement [Member] | Two Prime Credit Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units																						200	200	95		105
Principal amount			0			0			0		10,000,000			10,000,000
Credit facility			45,000,000			45,000,000			$ 45,000,000															$ 5,000,000	$ 45,000,000	$ 5,000,000
Interest rate																								8.50%	8.50%	6.50%
Master Loan Agreement [Member] | Two Prime Credit Facility [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units																						200
Equity Purchase Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate value available from purchase agreement			250,000,000		$ 250,000,000
Newly issues share value of stock			250,000,000		250,000,000
Sale of common stock (in Shares) | shares									5,820
Gross proceeds from sale of common stock									$ 7,500,000
Amortization of deferred issuance costs									200,000
Equity Purchase Facility [Member] | Master Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Interest rate																	8.50%
Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount											66,300,000			66,300,000
Convertible Note [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset number of restricted units																						800
Investment Treasury [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units															1,002		194					1,527
Fair value adjustments on the Company's digital assets									(28,524,298)	[1]	(30,203,306)	20,965,072	[1]	(9,238,234)	$ 29,247,576
Fair value of customer digital assets			11,356,023		159,861,386	11,356,023		159,861,386	11,356,023		133,658,791	159,861,386		133,658,791	$ 93,568,700																$ 82,631
Investment Treasury [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units																	194					1,527
Bitcoin investment treasury			11,400,000			11,400,000			11,400,000		133,700,000			133,700,000
Crypto asset number of restricted units																						1,000
Bitcoin investment treasury restricted											87,500,000			87,500,000
Investment Treasury [Member] | Credit Facility [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset number of restricted units																						200
Investment Treasury [Member] | Convertible Note [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset number of restricted units																						800
Rewards Treasury [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units															92		77					79
Fair value adjustments on the Company's digital assets									(2,808,843)	[1]	(1,718,362)	1,324,091	[1]	(394,271)	$ 5,633,042
Fair value of customer digital assets			4,504,290		9,369,298	4,504,290		9,369,298	4,504,290		6,872,869	9,369,298		6,872,869	8,569,651																5,333,384
Rewards Treasury [Member] | Bitcoin [Member]
Subsidiary, Sale of Stock [Line Items]
Crypto asset, number of units																		77				79
Bitcoin investment treasury			4,500,000			4,500,000			4,500,000		6,900,000			6,900,000
Digital Assets [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value adjustments on the Company's digital assets			(9,600,000)						(31,333,141)	[1]	(31,921,668)	22,289,163	[1]	(9,632,505)	34,880,618
Fair value of customer digital assets			$ 15,860,313		$ 169,230,684	$ 15,860,313		$ 169,230,684	$ 15,860,313		$ 140,531,660	$ 169,230,684		$ 140,531,660	$ 102,138,351																$ 5,416,015

[1]	The remeasurement loss of $1.0 million recognized on the digital assets balances for the three months ended June 30, 2026 consisted of a realized loss of $4.4 million and an unrealized gain of $3.4 million. The remeasurement gain of $38.9 million recognized on the digital assets balance for the three months ended June 30, 2025 consisted of a realized gain of $0.6 million and an unrealized gain of $38.3 million. The remeasurement loss of $31.3 million recognized on the digital assets balances for the six months ended June 30, 2026 consisted of a realized gain of $0.2 million and an unrealized loss of $31.5 million. The remeasurement gain of $22.3 million recognized on the digital assets balance for the six months ended June 30, 2025 consisted of a realized gain of $1.1 million and an unrealized gain of $21.2 million.